Schedule of Investments (unaudited)
January 31, 2023
BlackRock Sustainable International Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Denmark — 4.9%
Novo Nordisk A/S, Class B	1,205	$ 166,760
Vestas Wind Systems A/S	1,734	50,739
		217,499
Finland — 2.4%
Kone Oyj, Class B	1,910	104,164
France — 14.2%
BNP Paribas SA	3,033	208,312
Euroapi SA(a)	2,673	42,906
L’Oreal SA	451	186,223
Schneider Electric SE	1,199	194,497
		631,938
Germany — 8.4%
Allianz SE, Registered Shares	873	208,746
Puma SE	1,668	113,905
Symrise AG	499	53,049
		375,700
Japan — 16.7%
Dai-ichi Life Holdings, Inc.	5,400	126,699
Ebara Corp.	2,300	97,657
Kurita Water Industries Ltd.	2,500	113,046
Recruit Holdings Co. Ltd.	3,500	112,561
Sony Group Corp.	1,900	169,768
Toyota Motor Corp.	8,400	123,360
		743,091
Netherlands — 5.7%
ASML Holding NV	235	155,487
Koninklijke DSM NV	769	98,895
		254,382
Spain — 3.6%
Iberdrola SA	13,693	160,643
Switzerland — 10.9%
Lonza Group AG, Registered Shares	249	142,040
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered Shares	1,429	$ 174,351
Roche Holding AG	547	170,757
		487,148
United Kingdom — 21.6%
Ashtead Group PLC	2,340	154,133
AstraZeneca PLC	1,155	151,320
Prudential PLC	5,680	94,374
Reckitt Benckiser Group PLC	1,986	141,524
RELX PLC	5,459	162,181
Rentokil Initial PLC	21,447	130,042
Smith & Nephew PLC	9,432	130,259
		963,833
United States — 6.6%
Mastercard, Inc., Class A	421	156,023
Microsoft Corp.	564	139,765
		295,788
Total Long-Term Investments — 95.0% (Cost: $4,388,799)		4,234,186
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(b)(c)	193,185	193,185
Total Short-Term Securities — 4.3% (Cost: $193,185)		193,185
Total Investments — 99.3% (Cost: $4,581,984)		4,427,371
Other Assets Less Liabilities — 0.7%		29,347
Net Assets — 100.0%		$ 4,456,718
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 242,919	$ —	$ (49,734)(a)	$ —	$ —	$ 193,185	193,185	$ 3,178	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
January 31, 2023
BlackRock Sustainable International Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 217,499	$ —	$ 217,499
Finland	—	104,164	—	104,164
France	42,906	589,032	—	631,938
Germany	—	375,700	—	375,700
Japan	—	743,091	—	743,091
Netherlands	—	254,382	—	254,382
Spain	—	160,643	—	160,643
Switzerland	—	487,148	—	487,148
United Kingdom	—	963,833	—	963,833
United States	295,788	—	—	295,788
Short-Term Securities
Money Market Funds	193,185	—	—	193,185
	$ 531,879	$ 3,895,492	$ —	$ 4,427,371
2